PROSPECTUS SUPPLEMENT

November 20, 1997*

Variable Universal Life Policy New York (VUL-NY). April 30, 1997) S-6171 W
(6/97)

         The following modifies page 19 of the prospectus concerning "Components of monthly deduction." The following paragraph replaces the third paragraph under 1(a) describing the monthly cost of insurance rate:

         Policies purchased on or after May 1, 1991 with an initial specified amount of $350,000 or greater qualify for lower cost of insurance rates than policies purchased with a specified amount less than $350,000. In addition, all policies purchased on or after May 1, 1993 and before November 20, 1997 qualify for lower cost of insurance rates than policies purchased earlier. Cost of insurance rates that are modified to reflect IDS Life of New York and industry-wide changes in mortality experience apply to all policies purchased on or after November 20, 1997.

         The following adds a policy illustration for Policies purchased on or after November 20, 1997 and replaces the current policy illustrations for Policies purchased on or after May 1, 1993 and guranteed costs in the section titled "Policy Illustrations":




Illustration                                                Policies purchased on or after November 20, 1997
------------------------------------------------------------------------------------------------------------
Initial specified amount $100,000                       Male age 35                             Current costs assumed
Death benefit Option 1                                  nonsmoker                               annual premium $900
-------------------------------------------------------------------------------------------------------------------
          Premium       Death benefit (1)(2)                    Policy value (1)(2)            Cash surrender value (1)(2)
          accumulated   assuming hypothetical gross             assuming hypothetical gross    assuming hypothetical gross
End of    with annual   annual investment return of             annual investment return of    annual investment return of
policy    interest
year      at 5%           0%          6%         12%         0%          6%         12%          0%           6%        12%
---------------------------------------------------------------------------------------------------------------------------
     1     $  945     $100,000    $100,000    $100,000     $  621     $  665     $  709       $    0      $    7      $   61
     2      1,937      100,000     100,000     100,000      1,232      1,358      1,490          508         635         766
     3      2,979      100,000     100,000     100,000      1,823      2,071      2,340        1,040       1,288       1,557
     4      4,073      100,000     100,000     100,000      2,393      2,802      3,265        1,552       1,961       2,424
     5      5,222      100,000     100,000     100,000      2,943      3,554      4,273        2,043       2,655       3,374

     6      6,428      100,000     100,000     100,000      3,473      4,328      5,374        2,752       3,607       4,653
     7      7,694      100,000     100,000     100,000      3,984      5,125      6,576        3,444       4,584       6,036
     8      9,024      100,000     100,000     100,000      4,474      5,942      7,889        4,113       5,582       7,529
     9     10,420      100,000     100,000     100,000      4,942      6,782      9,324        4,762       6,602       9,144
    10     11,886      100,000     100,000     100,000      5,384      7,639     10,888        5,384       7,639      10,888

    11     13,425      100,000     100,000     100,000      5,800      8,516     12,595        5,800       8,516      12,595
    12     15,042      100,000     100,000     100,000      6,192      9,413     14,462        6,192       9,413      14,462
    13     16,739      100,000     100,000     100,000      6,555     10,328     16,503        6,555      10,328      16,503
    14     18,521      100,000     100,000     100,000      6,889     11,261     18,735        6,889      11,261      18,735
    15     20,392      100,000     100,000     100,000      7,194     12,213     21,179        7,194      12,213      21,179

    16     22,356      100,000     100,000     100,000      7,465     13,180     23,854        7,465      13,180      23,854
    17     24,419      100,000     100,000     100,000      7,699     14,160     26,784        7,699      14,160      26,789
    18     26,585      100,000     100,000     100,000      7,893     15,149     29,994        7,893      15,149      29,994
    19     28,859      100,000     100,000     100,000      8,041     16,145     33,512        8,041      16,145      33,512
    20     31,247      100,000     100,000     100,000      8,141     17,145     37,373        8,141      17,145      37,373

age 60     45,102      100,000     100,000     100,000      7,714     22,042     63,312        7,714      22,042      63,312
age 65     62,785      100,000     100,000     129,185      5,182     26,336    105,889        5,182      26,336     105,889

(1)  Assumes no policy loans or partial withdrawals have been made.

(2) Assumes a $900 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

The above hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.




Illustration                                                Policies purchased on or after May 1, 1993
                                                            and before November 20, 1997
Initial specified amount $100,000                       Male age 35                             Current costs assumed
Death benefit Option 1                                  nonsmoker                               annual premium $900
          Premium       Death benefit (1)(2)                    Policy value (1)(2)            Cash surrender value (1)(2)
          accumulated   assuming hypothetical gross             assuming hypothetical gross    assuming hypothetical gross
End of    with annual   annual investment return of             annual investment return of    annual investment return of
policy    interest
year      at 5%           0%          6%         12%         0%          6%         12%          0%           6%        12%
---------------------------------------------------------------------------------------------------------------------------
     1     $  945     $100,000    $100,000    $100,000     $  618     $  662     $  705       $    0      $   14      $   58
     2      1,937      100,000     100,000     100,000      1,226      1,352      1,483          503         628         760
     3      2,979      100,000     100,000     100,000      1,814      2,061      2,329        1,032       1,279       1,547
     4      4,073      100,000     100,000     100,000      2,381      2,790      3,250        1,540       1,949       2,409
     5      5,222      100,000     100,000     100,000      2,929      3,538      4,254        2,029       2,639       3,355

     6      6,428      100,000     100,000     100,000      3,456      4,308      5,350        2,735       3,587       4,629
     7      7,694      100,000     100,000     100,000      3,965      5,101      6,547        3,424       4,560       6,007
     8      9,024      100,000     100,000     100,000      4,452      5,914      7,854        4,091       5,554       7,494
     9     10,420      100,000     100,000     100,000      4,915      6,747      9,279        4,735       6,567       9,099
    10     11,886      100,000     100,000     100,000      5,352      7,598     10,833        5,352       7,598      10,833

    11     13,425      100,000     100,000     100,000      5,763      8,467     12,529        5,763       8,467      12,529
    12     15,042      100,000     100,000     100,000      6,149      9,356     14,384        6,149       9,356      14,384
    13     16,739      100,000     100,000     100,000      6,508     10,263     16,411        6,508      10,263      16,411
    14     18,521      100,000     100,000     100,000      6,837     11,188     18,628        6,837      11,188      18,628
    15     20,392      100,000     100,000     100,000      7,134     12,128     21,053        7,134      12,128      21,053

    16     22,356      100,000     100,000     100,000      7,397     13,082     23,707        7,397      13,082      23,707
    17     24,419      100,000     100,000     100,000      7,625     14,050     26,615        7,625      14,050      26,615
    18     26,585      100,000     100,000     100,000      7,811     15,027     29,800        7,811      15,027      29,800
    19     28,859      100,000     100,000     100,000      7,952     16,008     33,291        7,952      16,008      33,291
    20     31,247      100,000     100,000     100,000      8,042     16,992     37,120        8,042      16,992      37,120

age 60     45,102      100,000     100,000     100,000      7,565     21,792     62,844        7,565      21,792      62,844
age 65     62,785      100,000     100,000     128,223      4,981     25,956    105,101        4,981      25,956     105,101

(1)  Assumes no policy loans or partial withdrawals have been made.

(2) Assumes a $900 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

The above hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

Illustration
Initial specified amount $100,000                       Male age 35                             Guaranteed costs assumed
Death benefit Option 1                                  nonsmoker                               annual premium $900
          Premium       Death benefit (1)(2)                    Policy value (1)(2)            Cash surrender value (1)(2)
          accumulated   assuming hypothetical gross             assuming hypothetical gross    assuming hypothetical gross
End of    with annual   annual investment return of             annual investment return of    annual investment return of
policy    interest
year      at 5%           0%          6%         12%          0%         6%        12%           0%          6%         12%
---------------------------------------------------------------------------------------------------------------------------
     1     $  945     $100,000    $100,000    $100,000     $  618     $  662     $  705       $    0      $   14      $   58
     2      1,937      100,000     100,000     100,000      1,226      1,352      1,483          503         628         760
     3      2,979      100,000     100,000     100,000      1,814      2,061      2,329        1,032       1,279       1,547
     4      4,073      100,000     100,000     100,000      2,381      2,790      3,250        1,540       1,949       2,409
     5      5,222      100,000     100,000     100,000      2,929      3,538      4,254        2,029       2,639       3,355

     6      6,428      100,000     100,000     100,000      3,445      4,297      5,338        2,724       3,576       4,617
     7      7,694      100,000     100,000     100,000      3,942      5,077      6,522        3,402       4,536       5,982
     8      9,024      100,000     100,000     100,000      4,410      5,869      7,806        4,049       5,509       7,446
     9     10,420      100,000     100,000     100,000      4,859      6,686      9,212        4,679       6,506       9,032
    10     11,886      100,000     100,000     100,000      5,280      7,516     10,742        5,280       7,516      10,742

    11     13,425      100,000     100,000     100,000      5,673      8,362     12,409        5,673       8,362      12,409
    12     15,042      100,000     100,000     100,000      6,038      9,224     14,229        6,038       9,224      14,229
    13     16,739      100,000     100,000     100,000      6,365     10,093     16,208        6,365      10,093      16,208
    14     18,521      100,000     100,000     100,000      6,665     10,979     18,375        6,665      10,979      18,375
    15     20,392      100,000     100,000     100,000      6,929     11,875     20,741        6,929      11,875      20,741

    16     22,356      100,000     100,000     100,000      7,146     12,770     23,318        7,146      12,770      23,318
    17     24,419      100,000     100,000     100,000      7,327     13,675     26,141        7,327      13,675      26,141
    18     26,585      100,000     100,000     100,000      7,462     14,581     29,230        7,462      14,581      29,230
    19     28,859      100,000     100,000     100,000      7,541     15,480     32,608        7,541      15,480      32,608
    20     31,247      100,000     100,000     100,000      7,554     16,360     36,301        7,554      16,360      36,301

age 60     45,102      100,000     100,000     100,000      6,486     20,369     61,016        6,486      20,369      61,056
age 65     62,785      100,000     100,000     124,007      2,602     22,855    101,645        2,602      22,855     101,645

(1)  Assumes no policy loans or partial withdrawals have been made.

(2) Assumes a $900 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

The above hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

*  Valid until the next prospectus update.
Destroy May 1, 1998
S-6171-11 (11/97)